Cash and Cash Equivalents:	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	December 31,	December 31,
	2014	2013
Bank deposits	$6,367,049	$1,578,903
Money market funds	72,098	1,396,934
Total	$6,439,147	$2,975,837